Deferred income tax - Deferred tax offsetting (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Offsetting of deferred tax assets and deferred tax liabilities
Deferred tax assets after offsetting	¥ 423,786	¥ 348,672
Deferred tax liabilities after offsetting	¥ 33,291	¥ 18,480